Supplemental Financial Statement Information - Inventories (Detail) (Successor [Member], USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Successor [Member]
Inventory [Line Items]
Raw materials	$ 72,170	$ 69,520
Work in process	124,049	96,389
Finished goods	175,968	146,061
Inventories, net	$ 372,187	$ 311,970